DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2017
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

NOTE 18    DERIVATIVE INSTRUMENTS

The Company’s strategy is to provide shareholders with leverage to changes in gold and copper prices by selling its production at spot market prices. Consequently, the Company does not hedge its gold and copper sales. The Company has and will continue to manage certain risks associated with commodity input costs, interest rates and foreign currencies using the derivative market.

Cash Flow Hedges

The following foreign currency and diesel contracts were transacted for risk management purposes and qualify as cash flow hedges. The effective portion of unrealized changes in market value have been recorded in Accumulated other comprehensive income (loss) and are reclassified to income during the period in which the hedged transaction affects earnings. Gains and losses from hedge ineffectiveness are recognized in current earnings.

Foreign Currency Contracts

The Company had the following foreign currency derivative contracts in Australia outstanding at December 31, 2017:

	Expected Maturity Date
	2018	Total/Average
A$ Operating Fixed Forward Contracts:
A$ notional (millions)	6	6
Average rate ($/A$)	0.92	0.92

Newmont utilizes foreign currency contracts to reduce the variability of the U.S dollar amount of forecasted foreign currency expenditures caused by changes in exchange rates. The A$ hedges run through the first quarter of 2018.

Diesel Fixed Forward Contracts

The Company had the following diesel derivative contracts in Nevada, within North America, outstanding at December 31, 2017:

	Expected Maturity Date
	2018	2019	Total/Average
Diesel Fixed Forward Contracts:
Diesel gallons (millions)	16	2	18
Average rate ($/gallon)	1.63	1.72	1.64

Newmont hedges a portion of its operating cost exposure related to diesel consumed at its Nevada operations to reduce the variability in diesel prices. The hedging instruments consist of a series of financially settled fixed forward contracts which run through the second quarter of 2019.

Derivative Instrument Fair Values

The Company had the following derivative instruments designated as hedges at December 31, 2017 and 2016:

	Fair Values of Derivative Instruments
	At December 31, 2017
	Other	Other	Other	Other
	Current	Non-current	Current	Non-current
	Assets	Assets	Liabilities	Liabilities
A$ operating fixed forwards	$—	$—	$1	$—
Diesel fixed forwards	6	—	—	—
	$6	$—	$1	$—

	Fair Values of Derivative Instruments
	At December 31, 2016
	Other	Other	Other	Other
	Current	Non-current	Current	Non-current
	Assets	Assets	Liabilities	Liabilities
A$ operating fixed forwards	$—	$—	$23	$1
Diesel fixed forwards	4	—	4	—
	$4	$—	$27	$1

As of December 31, 2017 and 2016, all hedging instruments held by the Company were subject to enforceable master netting arrangements held by various financial institutions. In general, the terms of the Company’s agreements provide for offsetting of amounts payable or receivable between it and the counterparty, at the election of both parties, for transactions that occur on the same date and in the same currency. The Company’s agreements also provide that in the event of an early termination, the counterparties have the right to offset amounts owed or owing under that and any other agreement with the same counterparty. The Company’s accounting policy is to not offset these positions in its accompanying balance sheets. As of December 31, 2017 and 2016 the potential effect of netting derivative assets against liabilities due to the master netting agreement was not significant.

The following table shows the location and amount of gains (losses) reported in the Company’s Consolidated Financial Statements related to the Company’s hedges.

	Foreign Currency			Diesel Fixed			Interest
	Exchange Contracts			Forward Contracts			Rate Contracts
	2017	2016	2015	2017	2016	2015	2017	2016	2015
For the year ended December 31,
Cash flow hedging relationships:
Gain (loss) recognized in Other comprehensive income (loss) (effective portion)	$5	$3	$(39)	$3	$9	$(23)	$—	$—	$—
Gain (loss) reclassified from Accumulated other comprehensive income (loss) into income (loss) (effective portion) (1)	$(25)	$(37)	$(39)	$(2)	$(22)	$(27)	$(10)	$(33)	$(18)
Gain (loss) reclassified from Accumulated other comprehensive income (loss) into income (loss) (ineffective portion) (2)	$—	$—	$—	$—	$1	$2	$—	$—	$—

(1)	The gain (loss) recognized for the effective portion of cash flow hedges is included in Cost applicable to sales and Interest expense, net.
(2)	The ineffective portion recognized for cash flow hedges is included in Other income, net.

Based on fair values at December 31, 2017, the amount to be reclassified from Accumulated other comprehensive income (loss), net of tax to income for derivative instruments during the next 12 months is a loss of approximately $5.

Batu Hijau Contingent Consideration

Consideration received by the Company in conjunction with the sale of PTNNT included the Contingent Payment and the Elang Development deferred payment deeds, are classified as derivatives under ASC 815. See Note 4 for additional information regarding the sale and refer to Note 17 for more information regarding the inputs of the fair value determination. During the year, the estimated fair value of these derivatives increased by $10 to $23.  This change, net of tax of $4, was included in Net income (loss) from discontinued operations in the Company’s Consolidated Statements of Comprehensive Income (Loss) and is recorded in Other non-current assets in the Company's Consolidated Balance Sheets.

Provisional Gold and Copper Sales

The Company’s provisional gold and copper concentrate sales contain an embedded derivative that is required to be separated from the host contract for accounting purposes. The host contract is the receivable from the sale of the gold and copper concentrates at the prevailing indices’ prices at the time of sale. The embedded derivative, which does not qualify for hedge accounting, is marked to market through earnings each period prior to final settlement.

At December 31, 2017, Newmont had gold and copper sales of 76,000 ounces and 21 million pounds priced at an average of $1,299 per ounce and $3.26 per pound, respectively, subject to final pricing over the next several months.